Segmented information (Details Narrative)	9 Months Ended
	Sep. 30, 2026 CAD ($) Integer	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Number of reportable segment | Integer	1
Number of operating segment | Integer	1
Non-current assets | $	$ 7,960,012	$ 4,834,615	$ 7,865,958
Mineral Property [Member]
IfrsStatementLineItems [Line Items]
Non-current assets | $	$ 4,784,615	$ 4,784,615